Current and Deferred Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 5,344	$ 5,799	$ 4,798
Deferred tax expense (benefit)	(724)	351	1,076
Income Tax Expense, Total	$ 4,620	$ 6,150	$ 5,874